Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Cash flows from operating activities
Net income	$ 19,627,990	$ 2,508,082	$ 63,610,681	$ 19,164,696
Less: gain on discontinued operation			(56,150,372)
Net income from continuing operation	19,627,990	2,508,082	7,460,309	19,164,696
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	2,391,477	305,585	696,482	33,720
Amortization of operating lease right-of-use assets	2,455,945	313,823	567,166
Provision for expected credit losses	7,022,680	897,363	1,809,747	700,899
Impairment loss on goodwill	1,500,000	191,671
Gain on disposal of property and equipment				(354)
Changes in operating assets and liabilities
Contracts receivable	(12,899,645)	(1,648,327)	567,733	(17,264,836)
Contracts receivable – related parties			1,122,988	(964,219)
Contract assets	(44,557,145)	(5,693,549)	(10,520,475)	458,594
Contract assets – related parties				23,781
Retention receivables	333,868	42,662	2,091,931	(2,323,570)
Prepaid expenses and other receivables	184,416	23,529	2,138,551	2,361,723
Tax recoverable				252,362
Accounts payable	6,038,104	771,554	2,398,888	1,480,116
Accrued expenses	(6,520,805)	(833,234)	(6,313,224)	(5,861,898)
Contract liabilities	5,499,632	702,748	47,178,644	2,444,168
Tax payable	3,053,978	390,240	1,142,765	2,424,973
Operating lease liabilities	(2,866,653)	(366,303)	(567,166)
Net cash provided by (used in) operating activities – continuing operation	(18,736,428)	(2,394,156)	49,774,339	2,930,155
Net cash used in operating activities – discontinued operation			(60,000)
Net cash provided by (used in) operating activities	(18,736,428)	(2,394,156)	49,714,339	2,930,155
Cash flows from investing activities
Purchase of property and equipment	(517,697)	(66,152)	(473,772)	(142,075)
Acquisition of a subsidiary	(1,000,000)	(127,781)
Long-term investment	(10,508,784)	(1,342,821)
Loan to a third party	(800,000)	(102,225)
Proceeds from disposal of property and equipment				7,424
Net increase in cash from acquisitions of subsidiaries			3,135,319
Net cash provided by (used in) investing activities – continuing operation	(12,826,481)	(1,638,979)	2,661,547	(134,651)
Net cash provided by investing activities – discontinued operation			7,000,000
Net cash provided by (used in) investing activities	(12,826,481)	(1,638,979)	9,661,547	(134,651)
Cash flows from financing activities
Proceeds from bank borrowings	81,636,675	10,431,602	4,000,000	4,782,700
Repayment for bank borrowings	(59,191,113)	(7,563,490)	(1,527,779)	(1,137,703)
Dividend paid				(10,700,000)
Deferred offering costs	(1,075,920)	(137,482)	(4,034,754)
Advance to related parties	(17,406,158)	(2,224,173)	(19,854,120)	(704,322)
Repayment from related parties	5,436,308	694,656	6,066	2,910,000
Net cash (used in) provided by financing activities	9,399,792	1,201,113	(21,410,587)	(4,849,325)
Net increase (decrease) in cash and cash equivalents and restricted cash	(22,163,117)	(2,832,022)	37,965,299	(2,053,821)
Cash and cash equivalents and restricted cash at the beginning of the year	46,613,240	5,956,279	8,647,941	10,701,762
Cash and cash equivalents and restricted cash at the end of the year	24,450,123	3,124,257	46,613,240	8,647,941
Supplementary cash flow information
Interest received	195,319	24,958	9	3,722
Interest paid	(1,486,629)	(189,963)	(220,201)	(167,293)
Income tax paid	(2,752,034)	(351,657)	(827,021)	(1,485,911)
Supplemental schedule of non-cash investing and financing activities:
Dividends made through reduction in amount due from a related party				(3,260,000)
Constructive dividend			(1,088,580)
Initial recognition of operating lease liabilities related to right-of-use-assets			8,247,807
Cash and cash equivalents	6,390,861		46,613,240
Restricted cash	18,059,262
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 24,450,123		$ 46,613,240	$ 8,647,941